Quarterly Holdings Report
for
Fidelity® Select Portfolios®
FinTech Portfolio
November 30, 2022
SAV-NPRT3-0123
1.810686.118
Common Stocks - 98.9%
	Shares	Value ($)
Banks - 0.8%
Diversified Banks - 0.6%
Wells Fargo & Co.	14,037	673,074
Regional Banks - 0.2%
Signature Bank	1,147	160,007
TOTAL BANKS		833,081
Consumer Finance - 18.0%
Consumer Finance - 18.0%
American Express Co.	54,774	8,631,835
Capital One Financial Corp.	47,624	4,916,702
Discover Financial Services	48,168	5,219,484
OneMain Holdings, Inc.	29,880	1,176,077
		19,944,098
IT Services - 62.8%
Data Processing & Outsourced Services - 62.8%
Adyen BV (a)(b)	3,320	5,230,058
Affirm Holdings, Inc. (a)(c)	12,234	170,297
Block, Inc. Class A (a)	50,831	3,444,817
Dlocal Ltd. (a)	31,523	460,236
Edenred SA	46,186	2,537,412
EVO Payments, Inc. Class A (a)	10,173	342,932
Fiserv, Inc. (a)	52,025	5,429,329
FleetCor Technologies, Inc. (a)	18,487	3,627,149
Flywire Corp. (a)	60,732	1,317,277
Global Payments, Inc.	45,103	4,680,789
MasterCard, Inc. Class A	47,715	17,005,629
Nuvei Corp. (a)(b)	10,146	312,718
PagSeguro Digital Ltd. (a)	59,646	628,072
PayPal Holdings, Inc. (a)	61,940	4,856,715
Repay Holdings Corp. (a)	45,774	405,558
Shift4 Payments, Inc. (a)(c)	13,224	612,800
Visa, Inc. Class A	75,141	16,305,597
Worldline SA (a)(b)	43,979	2,083,339
		69,450,724
Software - 17.3%
Application Software - 17.3%
Bill.Com Holdings, Inc. (a)	14,322	1,724,655
Black Knight, Inc. (a)	44,386	2,751,488
EngageSmart, Inc. (a)	56,994	967,188
Guidewire Software, Inc. (a)	10,685	633,727
Intuit, Inc.	29,465	12,009,639
Lightspeed Commerce, Inc. (Canada) (a)	10,056	164,990
Workiva, Inc. (a)	10,798	869,887
		19,121,574
TOTAL COMMON STOCKS (Cost $126,524,395)		109,349,477

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (d)	1,182,211	1,182,447
Fidelity Securities Lending Cash Central Fund 3.86% (d)(e)	740,572	740,646
TOTAL MONEY MARKET FUNDS (Cost $1,923,093)		1,923,093

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $128,447,488)	111,272,570
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(673,686)
NET ASSETS - 100.0%	110,598,884

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,626,115 or 6.9% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	870,270	17,411,489	17,099,312	5,765	-	-	1,182,447	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	8,602,318	26,710,906	34,572,578	5,644	-	-	740,646	0.0%
Total	9,472,588	44,122,395	51,671,890	11,409	-	-	1,923,093

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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